Summary of Significant Accounting Policies (Details) - Schedule of depreciation of the fixed assets is calculated on the straight-line method over estimated useful lives - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of depreciation of the fixed assets is calculated on the straight-line method over estimated useful lives [Line Items]
Total Cost	$ 1,460,175	$ 1,460,175
Less: Accumulated Depreciation	(1,347,261)	(1,332,314)
Fixed Assets – Book Value	112,914	137,861
Trucks and Automobiles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation of the fixed assets is calculated on the straight-line method over estimated useful lives [Line Items]
Total Cost	785,332	785,332
Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation of the fixed assets is calculated on the straight-line method over estimated useful lives [Line Items]
Total Cost	293,543	293,543
Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation of the fixed assets is calculated on the straight-line method over estimated useful lives [Line Items]
Total Cost	$ 381,300	$ 381,300